Debt (Details) - Schedule of Bridge Note - Bridge note [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Bridge Notes [Line Items]
Bridge notes beginning balance	$ 3,899,156	$ 3,899,156	$ 1,031,917
Amortization of original issue discount	116,656	116,656	386,245
Amortization of warrant discount	125,975	125,975	303,309
Amortization of debt issuance costs	62,758	62,758	170,969
Bridge notes ending balance	$ 4,204,545		$ 3,899,156